Retirement Benefits (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at the beginning of the year	$ 527,512	$ 446,146	$ 434,594
Actuarial (gain) loss	(60,402)	14,941	(10,478)
Service cost	75,405	75,039	78,983
Interest cost	46,086	44,025	41,987
Benefits paid	(27,314)	(26,382)	(39,297)
Effect of exchange rate changes	(49,781)	(26,257)	(59,643)
Benefit obligation at the end of the year	511,506	527,512	446,146
Current - (included in other employee payable)	45,226	47,713	36,885
Non-current - (included in retirement benefits)	$ 466,280	$ 479,799	$ 409,261